Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Millions	Share Capital USD ($)	Share Capital CAD ($)	Paid-in Capital CAD ($)	Accumulated Deficit USD ($)	Accumulated Deficit CAD ($)	Accumulated Other Comprehensive Income/(Loss) CAD ($)	USD ($)	CAD ($)
Balance, beginning of year at Dec. 31, 2016		$ 3,365,962	$ 73,783		$ (2,332,641)	$ 353,401
Increase (decrease) in equity
Share-based compensation - treasury settled		20,984	(20,984)
Share-based compensation - non-cash			22,576
Net income/(loss)					236,998			$ 236,998
Dividends declared					(29,033)			(29,000)
Unrealized gain/(loss) on foreign currency translation						(90,277)
Balance, end of year at Dec. 31, 2017		3,386,946	75,375		(2,124,676)	263,124		1,600,769
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid		(82,596)			3,569			(79,000)
Share-based compensation - cash settled			(30,648)
Share-based compensation - treasury settled		23,389	(23,389)
Share-based compensation - non-cash			25,917
Stock Option Plan - cash		9,138
Stock Option Plan - exercised		731	(731)
Net income/(loss)					378,279			378,279
Dividends declared					(29,256)			(29,300)
Unrealized gain/(loss) on foreign currency translation						125,817
Balance, end of year at Dec. 31, 2018		3,337,608	46,524		(1,772,084)	388,941		2,000,989
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	$ (253.9)	(253,920)		$ 75.1	75,127		$ (178.8)
Share-based compensation - cash settled (tax withholding)			(4,952)
Share-based compensation - treasury settled		4,406	(4,406)
Share-based compensation - non-cash			22,324
Net income/(loss)					(259,720)			(259,720)
Dividends declared					(27,688)			(27,700)
Unrealized gain/(loss) on foreign currency translation						(80,602)
Balance, end of year at Dec. 31, 2019		$ 3,088,094	$ 59,490		$ (1,984,365)	$ 308,339		$ 1,471,558